NOTES PAYABLE - Schedule of Fair Value Adjustments and Debt Issuance Costs (Details) - Convertible Notes Mature In April 2025 - Convertible Notes - USD ($) $ in Thousands		12 Months Ended
	Dec. 21, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Total fair value adjustments		$ 69,178
Debt issuance costs	$ 13,100
Reorganization items, net
Debt Instrument [Line Items]
Debt issuance costs		2,788
Cash interest payments | Interest expense, net
Debt Instrument [Line Items]
Total fair value adjustments		21,581
Payment-in-kind (PIK) interest | Interest expense, net
Debt Instrument [Line Items]
Total fair value adjustments		31,550
Instrument-specific credit risk | Other comprehensive income, net of income taxes
Debt Instrument [Line Items]
Total fair value adjustments		(83,579)
Other fair value adjustments | Fair value adjustment on convertible notes
Debt Instrument [Line Items]
Total fair value adjustments		(103,274)
Reclass to Reorganization items, net | Reorganization items, net
Debt Instrument [Line Items]
Total fair value adjustments		$ 202,900